Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Sprott Physical Silver Trust
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	251,134,722
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001494728
Amendment Flag	false